Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Diluted weighted average shares outstanding	39,765,361		9,669,217				18,982,139	9,637,962
Diluted earnings (loss) per share (in Dollars per share)	$ (0.26)		$ (0.36)				$ (1.75)	$ (1.57)
CleanTech Acquisition Corp
Diluted weighted average shares outstanding		21,562,500		3,750,000	21,562,500	3,750,000